DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Terex Corporation and Affiliates’ 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Employees covered by the Plan (“Participants" or "Participant”) should refer to the Plan document for a complete description of the Plan’s provisions.

General – The Plan is a defined contribution plan that covers certain salaried and hourly employees of Terex Corporation and its subsidiaries (the “Company”) meeting minimum eligibility requirements (“Eligible Employees”). The investments of the Plan are held in a trust account by Fidelity Management Trust Company (“Fidelity”), the trustee of the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The Company’s Board of Directors authorized a committee to administer the benefit structure of the Plan (“Administrative Committee”). The Administrative Committee consists of at least five members and is considered the plan administrator for purposes of ERISA.

Participant Eligibility – Eligible Employees may begin participation on the first day of the month following their hiring. On October 8, 2024, the Company completed its acquisition of Environmental Solutions Group ("ESG") from Dover Corporation. In connection with the acquisition, the Plan was amended to include ESG’s subsidiaries - Marathon Equipment Company (Delaware), So. Cal. Soft-Pak, Incorporated, and The Heil Co. - as new participating employers. An Eligible Employee who was employed by Marathon Equipment Company (Delaware), The Heil Co., or So. Cal. Soft-Pak, Incorporated as of October 7, 2024, is defined as an “ESG Participant.” Additionally, per the terms of this amendment, no ESG Participant was permitted to enter the Plan or otherwise become a Participant for elective contribution, matching contribution or voluntary contribution purposes until December 23, 2024.

Effective February 1, 2026 the Plan was amended to reflect that an Eligible Employee does not include any Employee: (a) who is included in a collective bargaining unit, unless the participating employer's collective bargaining agreement with that unit specifically provides that such unit's members shall be covered by the Plan, (b) who is a leased employee (as defined in Code Section 414(n)(2)), or (c) who was employed by REV Group, Inc. or any of its subsidiaries as of the day immediately prior to February 2, 2026, the date on which REV Group, Inc. merged with the Company or any of its subsidiaries.

Contributions – Participants may contribute a maximum of 80% of their compensation to the Plan in any combination of pre-tax, Roth or post-tax contributions. The maximum pre-tax and Roth contributions permitted under Internal Revenue Service (“IRS”) regulations in 2025 was $23,500. Participants age 50 and older can elect to make additional pre-tax and Roth contributions (“catch-up contributions”) up to the limits prescribed by IRS regulations. These additional catch-up contributions are not eligible for matching Company contributions. The maximum catch-up contributions permitted by IRS regulations for employees that have attained age 50 in 2025 was $7,500, however for employees that were 60, 61, 62 or 63 during 2025, their maximum catch-up contribution was $11,250 (instead of $7,500).

The Company made a profit-sharing contribution to each ESG Participant’s profit-sharing contribution account during 2025 in the amount of 5% of such Participant’s compensation earned from October 8, 2024 through December 31, 2024. Such profit sharing contribution was made regardless of whether the ESG Participant was a Participant or an active Eligible Employee of the Company or a participating employer as of December 31, 2024. Such amounts were fully vested and nonforfeitable and included as employer contributions receivable on the Statement of Net Assets Available for Benefits for the year ended December 31, 2024.

The Company provides safe harbor matching contributions of 100% of Participant contributions to the Plan up to a maximum of 5% of their compensation.
The Company may make, at its sole discretion, supplementary contributions. There were no supplementary contributions made for the year ended December 31, 2025.
Contributions (excluding catch-up contributions) are limited in that the sum of: a) total Company contributions; b) total Participant pre-tax contributions; c) total Participant Roth contributions and d) total Participant post-tax contributions, cannot exceed the lesser of: i) $70,000 or ii) 100% of the Participant’s total compensation for the year. Participants are able to direct both Participant and Company contributions and redistribute accumulated contributions and earnings between investment alternatives.

For any plan year in which a Participant makes both pre-tax and Roth elective contributions, distribution of excess deferrals shall be made from the pre-tax elective contributions before the Roth elective contributions unless the Participant specifies otherwise.

All employees under the Plan are subject to automatic enrollment for Participant pre-tax contributions equal to 2% of their compensation if they do not elect to designate a portion of their compensation as an elective contribution (including zero percent) within their first 35 days of participation. Participants may elect to opt out of automatic enrollment. The Plan provides for automatic elective contribution notices.

Vesting – Participants are fully vested immediately in their voluntary contributions and all Company safe harbor matching contributions, plus any actual earnings thereon.

Forfeitures – Nonvested (prior to safe harbor matching provisions) Company contributions of Participants who have separated from the Company become forfeitures and are held in a separate account and may be used to reduce future Company contributions or to pay the Plan’s administrative fees. However, Participants who return to service within five years from their separation date will be entitled to continue vesting in the Company contributions which were previously forfeited. At December 31, 2025 and 2024, respectively, forfeited nonvested accounts totaled $81,580 and $233,057. These accounts will be used to offset future Company contributions or pay the Plan’s administrative fees. During the year ended December 31, 2025, there were no fees deducted from the forfeiture account to offset/adjust Company contributions or for payment of the Plan’s expenses.

Participant Accounts – Each Participant’s account is credited with the Participant's contributions and Company matching contributions, as well as an allocation of earnings (losses) from the respective investment funds. A Participant’s contributions and related Company matching contributions are used to purchase shares in the various investment alternatives. The value of and the earnings credited to a Participant’s account are based on the proportionate number of shares owned by the Participant and the fair value of the investment on the valuation date. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations may also be based on specific participant transactions. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Payment of Benefits – Upon retirement, disability or death, the entire balance of the Participant’s account becomes payable to the Participant or designated beneficiary(ies). Upon any other termination of employment, the Participant receives the entire balance of his/her account; however, if the balance of the Participant’s account is greater than $7,000 the Participant can elect to keep the investments in the Plan. Withdrawals are also permitted for financial hardship, Roth conversions, rollover and after-tax contributions, as defined in the Plan document, or upon attainment of age 59-1/2.

In the event the Participant does not direct the distribution, the Administrative Committee is allowed to designate an individual retirement plan for a mandatory distribution greater than $1,000. For amounts less than $1,000, a distribution is made to the Participant.

Notes Receivable from Participants – Participants may obtain loans between $1,000 and an amount up to the lesser of $50,000 or 50% of the vested portion of their account balance, subject to the discretion of the plan administrator and certain other restrictions. Terms of all loans are established by the Administrative Committee. As of December 31, 2025, interest rates on Participant loans ranged from 4.25% to 9.50%.
Participant-directed Investments – All assets of the Plan are Participant-directed investments. Participants have the option of directing their account balance to one or more different investment options. The investment options include a mutual fund, various common collective trust options (the "Common Collective Trusts" or "Trusts"), Terex Corporation common stock (limited to no more than 25% of Participant’s investment allocation) or a self-directed brokerage account. If a Participant does not elect an investment option in which to invest their deferrals, the Plan will invest their contributions in a qualified default investment alternative.